SCHEDULE OF OPTIONS OUTSTANDING (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Exercise Price	$ 0.114	$ 0.114
Options Outstanding	34,981,000	26,981,000
Options Exercisable	26,750,500	26,520,000
Weighted Average Remaining Contractual Life	13 years 1 month 9 days	16 years 1 month 6 days